Pension and Other Postretirement Benefits - Expected Benefit Payments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2014	$ 315.6
Expected Future Benefit Payments in 2015	299.1
Expected Future Benefit Payments in 2016	281.5
Expected Future Benefit Payments in 2017	299.0
Expected Future Benefit Payments in 2018	261.1
Expected Future Benefit Payments in 2019 through 2023	1,179.5
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2014	70.7	[1]
Expected Future Benefit Payments in 2015	49.3	[1]
Expected Future Benefit Payments in 2016	44.6	[1]
Expected Future Benefit Payments in 2017	41.9	[1]
Expected Future Benefit Payments in 2018	39.8	[1]
Expected Future Benefit Payments in 2019 through 2023	171.8	[1]
Expected Medicare Subsidy Receipts in 2014	(5.4)	[1]
Expected Medicare Subsidy Receipts in 2015	(3.7)	[1]
Expected Medicare Subsidy Receipts in 2016	(3.4)	[1]
Expected Medicare Subsidy Receipts in 2017	(3.4)	[1]
Expected Medicare Subsidy Receipts in 2018	(3.3)	[1]
Expected Medicare Subsidy Receipts in 2019 through 2023	$ (15.9)	[1]

[1]	The amounts shown do not include the lump sum payments to the VEBA trust related to the Zanesville Retiree Settlement. These amounts reflect the fact that the Company will have eliminated its OPEB liability related to the group of retirees covered by the Butler Retiree Settlement after 2014 and the Zanesville Retiree Settlement after 2015.